Related Party Transactions (Details Narrative) (10K) - USD ($)													1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2017	Jun. 03, 2016	Feb. 19, 2016	Nov. 20, 2015	Oct. 29, 2015	Oct. 14, 2015	May 04, 2015	Apr. 20, 2015	Feb. 17, 2015	Feb. 10, 2015	Jan. 19, 2015	Dec. 18, 2014	Apr. 30, 2015	Mar. 31, 2015	Apr. 30, 2015	Sep. 30, 2015	Dec. 31, 2016	May 13, 2015	May 08, 2015
Repayment of note payable									$ 3,000
Number of common stock unit sold				1,333	667	2,701										7,950
Common stock purchase price per share				$ 18.0	$ 18.0											$ 10.8
Principal Stockholders [Member]
Payments for repurchase of private placement		$ 86											$ 20,000
Principal Stockholders [Member] | Subscription Agreement [Member]
Payments for repurchase of private placement																	$ 40,000
Securities Escrow Agreement [Member] | Principal Stockholders [Member]
Number of common stock shares into escrow			400,000
Listing Escrow Shares [Member] | Principal Stockholders [Member]
Number of escrowed shares returned																	200,000
January Private Placement [Member]
Number of common stock unit sold								128,472			72,167
Common stock purchase price per share								$ 18.00			$ 6.00
Number of common stock sold								$ 2,312,500			$ 433,000
Spondoolies-Tech Ltd [Member] | Merger Escrow Shares [Member] | Principal Stockholders [Member]
Number of escrowed shares returned																	200,000
Charles Allen [Member]
Common stock purchase price per share														$ 30.00
Number of common stock shares purchased								1,111			834
Number of common stock purchased								$ 20,000			$ 5,000
Accrued salaries														$ 25,000
Number of common stock value converted for accrued and unpaid salary													$ 25,000	$ 25,000	$ 25,000
Number of common stock shares converted for accrued and unpaid salaries													834	834	833
Number of escrowed shares cancelation	24,000,000
Charles Allen [Member] | January 30, 2017 [Member]
Number of escrowed shares cancelation																	24,000,000
Charles Allen [Member] | Allen Note [Member]
Loan from related party												$ 7,990
Note bear interest rate												2.00%
Notes maturity date												Dec. 31, 2015
Repayment of note payable										$ 3,000
Principal amount of promissory note																			$ 4,990
Accrued interest																			$ 48
Michal Handerhan [Member]
Common stock purchase price per share														$ 30.00
Number of common stock shares purchased								1,111			834
Number of common stock purchased								$ 20,000			$ 5,000
Accrued salaries														$ 25,000
Number of common stock value converted for accrued and unpaid salary													$ 25,000	$ 25,000	$ 25,000
Number of common stock shares converted for accrued and unpaid salaries													834	834	833
Michal Handerhan [Member] | HanderhanNote[Member]
Loan from related party											$ 20,000
Note bear interest rate											2.00%
Notes maturity date											Dec. 31, 2015
Repayment of note payable							$ 10,000
Principal amount of promissory note																		$ 7,000
Accrued interest																		$ 108